Document and Entity Information	Nov. 29, 2017
Prospectus:
Document Type	497
Document Period End Date	Nov. 29, 2017
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Nov. 29, 2017
Document Effective Date	Nov. 29, 2017
Prospectus Date	Oct. 28, 2017
Bridge Builder Large Cap Growth Fund | Bridge Builder Large Cap Growth Fund
Prospectus:
Trading Symbol	BBGLX